Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 23,183	$ 23,354
Restricted cash	6,632	7,048
Accounts receivable, net	11,960	11,291
Amounts due from related parties	10,722	19,108
Prepaid expenses and other current assets	12,766	10,463
Notes receivable	2,363	4,726
Total current assets	67,626	75,990
Vessels, net	1,086,310	1,062,258
Other long-term assets	12,600	8,165
Deferred dry dock and special survey costs, net	30,922	26,469
Investment in affiliates	25,993	25,725
Loans receivable from affiliates		16,192
Intangible assets	2,583	3,166
Amounts due from related parties		13,757
Notes receivable, net of current portion	7,781	7,554
Operating lease assets	13,782	14,241
Total non-current assets	1,179,971	1,177,527
Total assets	1,247,597	1,253,517
Current liabilities
Accounts payable	5,992	8,473
Accrued expenses	8,475	5,987
Deferred revenue	6,059	4,497
Operating lease liabilities, current portion	1,109	1,047
Current portion of financial liabilities, net	6,032	5,814
Current portion of long-term debt, net	87,507	53,966
Amounts due to related parties	26,036
Total current liabilities	141,210	79,784
Operating lease liabilities, net	12,588	13,154
Long-term financial liabilities, net	59,707	82,794
Long-term debt, net	334,933	346,454
Deferred revenue	2,753	3,312
Total non-current liabilities	409,981	445,714
Total liabilities	551,191	525,498
Commitments and contingencies
Partners’ capital:
Common Unitholders (10,987,679 units issued and outstanding at June 30, 2020 and December 31, 2019, respectively)	692,751	723,720
General Partner (230,524 units issued and outstanding at June 30, 2020 and December 31, 2019, respectively)	3,655	4,299
Total partners’ capital	696,406	728,019
Total liabilities and partners’ capital	$ 1,247,597	$ 1,253,517